Financial Income, Net	6 Months Ended
Jun. 30, 2022
Financial income, net [Abstract]
Financial income, net

Note 11. Financial income, net

	Six Months Ended June 30,
	2022	2021
	(Unaudited)
Financial income:
Interest on deposits	$345	$577
Foreign currency translation differences	149	354
Interest income from marketable securities	98	—
Remeasurement of restricted sponsor shares	22,112	—
Remeasurement of price adjustment shares	41,606	—
Remeasurement of warrant liability	31,021	—
Other	52	81

Financial expenses:
Bank charges	(128)	(77)
Foreign currency translation differences	(148)	(25)
Others	(241)	(48)
Total	$94,866	$862